CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash in banks (mainly in NIS)	$ 3,005	$ 6,271
Short-term deposits (mainly in NIS)	4,674	422
Cash and cash equivalents	$ 7,679	$ 6,693	$ 4,483	$ 14,845